Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 0.00%
Greece: 0.00%
FF Group (Consumer discretionary, Textiles, apparel & luxury goods)♦†	3,820	$0
Indonesia: 0.00%
Hanson International Tbk PT (Real estate, Real estate management & development)♦†	10,045,000	0
Philippines: 0.00%
Energy Development Corp. (Utilities, Independent power and renewable electricity producers)♦†	231,800	0
Russia: 0.00%
Alrosa PJSC (Acquired 5-6-2021, cost $89,583) (Materials, Metals & mining)♦†˃	52,390	0
Gazprom PJSC (Acquired 1-29-2019, cost $384,585) (Energy, Oil, gas & consumable fuels)♦†˃	143,160	0
Inter RAO UES PJSC (Acquired 5-7-2020, cost $59,563) (Utilities, Electric utilities)♦†˃	862,002	0
LUKOIL PJSC (Acquired 3-18-2020, cost $576,228) (Energy, Oil, gas & consumable fuels)♦†˃	8,545	0
MMC Norilsk Nickel PJSC (Acquired 6-6-2017, cost $349,985) (Materials, Metals & mining)♦†˃	1,210	0
Mobile TeleSystems PJSC (Acquired 10-9-2020, cost $54,568) (Communication services, Wireless telecommunication services)♦†˃	12,728	0
Novolipetsk Steel PJSC (Acquired 5-7-2020, cost $58,368) (Materials, Metals & mining)♦†˃	28,410	0
PhosAgro PJSC (Acquired 4-8-2021, cost $323) (Materials, Chemicals)♦‡†˃	18	0
PhosAgro PJSC (Acquired 4-8-2021, cost $50,199) (Materials, Chemicals)♦†˃	912	0
PhosAgro PJSC GDR (Acquired 4-8-2021, cost $0) (Materials, Chemicals)♦‡†˃	2	0
Polyus PJSC (Acquired 10-15-2021, cost $135,672) (Materials, Metals & mining)♦†˃	772	0
Rosneft Oil Co. PJSC (Acquired 1-31-2020, cost $125,766) (Energy, Oil, gas & consumable fuels)♦†˃	17,010	0
Sberbank of Russia PJSC (Acquired 7-31-2019, cost $713,153) (Financials, Banks)♦†˃	194,870	0
Severstal PAO (Acquired 7-5-2020, cost $62,518) (Materials, Metals & mining)♦†˃	4,920	0
Tatneft PJSC (Acquired 5-7-2020, cost $171,025) (Energy, Oil, gas & consumable fuels)♦†˃	28,052	0
VTB Bank PJSC (Acquired 7-2-2018, cost $13,240) (Financials, Banks)♦†˃	17,390,000	0
		0
See accompanying notes to portfolio of investments
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 1

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Taiwan: 0.00%
Pharmally International Holding Co. Ltd. (Health care, Pharmaceuticals)♦†	2,064	$0
Total common stocks (Cost $3,027,245)		0

	Expiration date
Rights: 0.00%
Thailand: 0.00%
SCC Rates (Industrials, Industrial conglomerates)♦†	12-4-2023	384	0
Total rights (Cost $0)			0

		Yield
Short-term investments: 95.23%
Investment companies: 95.23%
Allspring Government Money Market Fund Select Class♠∞		5.29%	101,140,921	101,140,921
Total short-term investments (Cost $101,140,921)				101,140,921
Total investments in securities (Cost $104,168,166)	95.23%			101,140,921
Other assets and liabilities, net	4.77			5,067,941
Total net assets	100.00%			$106,208,862

♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of
$2,844,776), representing 0.00% of its net assets as of period end.

‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,201,225	$110,479,137	$(14,539,441)	$0	$0	$101,140,921	101,140,921	$119,129
See accompanying notes to portfolio of investments
2 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Notes to portfolio of investments—November 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management,LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2023, such fair value pricing was not used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 3

Notes to portfolio of investments—November 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Greece	$0	$0	$0	$0
Indonesia	0	0	0	0
Philippines	0	0	0	0
Russia	0	0	0	0
Taiwan	0	0	0	0
Rights
Thailand	0	0	0	0
Short-term investments
Investment companies	101,140,921	0	0	101,140,921
Total assets	$101,140,921	$0	$0	$101,140,921
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4 | Allspring Factor Enhanced Emerging Markets Equity Portfolio